United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nathan Capital Management, Inc.
Address:	38 Woodbine Avenue
		Larchmont, NY 10536

13F File Number: 28-7728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	914-833-1935
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	May 4, 2000

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: None

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	100

Form 13F Information Table Value Total:	$147782


List of Other Included Managers:	None

                                                     Nathan Capital Management
                                                              FORM 13F
                                                         March 31, 2000

                                                                                                    Voting Authority

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AT&T Corp.                     COM              001957109     1233    21890 SH       SOLE                    21890
AT&T Liberty Media Group CL A  COM              001957208     4670    78728 SH       SOLE                    78728
Ace Limited                    COM              G0070K103      286    12500 SH       SOLE                    12500
Alliance Capital Management LP COM              018548107      671    16200 SH       SOLE                    16200
Amerada Hess                   COM              023551104      338     5226 SH       SOLE                     5226
American Express               COM              025816109      760     5100 SH       SOLE                     5100
American Home Products         COM              026609107     1709    31800 SH       SOLE                    31800
American International Group I COM              026874107      801     7315 SH       SOLE                     7315
Atlantic Richfield             COM              048825103     1076    12660 SH       SOLE                    12660
Aventis Warrants - Expire 11/0 COM              762426138       90    20000 SH       SOLE                    20000
B C A M International Inc.     COM              055293104       30   200000 SH       SOLE                   200000
BP Amoco Plc Sponsored Adr     COM              055622104      724    13604 SH       SOLE                    13604
Bank of New York Co.           COM              064057102     1833    44100 SH       SOLE                    44100
Bell Atlantic Corp.            COM              077856102      334     5468 SH       SOLE                     5468
Bellsouth Corp.                COM              079860102      713    15216 SH       SOLE                    15216
Berkshire Hathaway Inc. Cl B   COM              084670207      282      155 SH       SOLE                      155
Bristol Hotels & Resorts       COM              110041100      950   100000 SH       SOLE                   100000
Bristol Myers Squibb           COM              110122108     3503    60400 SH       SOLE                    60400
BroadWing Inc.                 COM              111620100      658    17682 SH       SOLE                    17682
C C B Financial Corp.          COM              124875105      310     7000 SH       SOLE                     7000
Cablevision Sys. Cp. Cl A      COM              12686c109      632    10400 SH       SOLE                    10400
Carey Diversified LLC          COM              14174P105      382    23000 SH       SOLE                    23000
Catalina Marketing             COM              148867104     1630    16100 SH       SOLE                    16100
Cendant Corp.                  COM              151313103      652    34900 SH       SOLE                    34900
Charles Schwab Corp.           COM              808513105    32359   567700 SH       SOLE                   567700
Chevron Corp.                  COM              166751107     1109    12000 SH       SOLE                    12000
Cisco Systems Inc.             COM              17275R102      889    11500 SH       SOLE                    11500
CitiGroup Inc.                 COM              172967101     8098   135242 SH       SOLE                   135242
Cola-Cola Co.                  COM              191216100      732    15600 SH       SOLE                    15600
Colgate-Palmolive Inc.         COM              194162103      496     8800 SH       SOLE                     8800
Commerce Bancorp Inc. NJ       COM              200519106      377    10197 SH       SOLE                    10197
Conoco Inc Cl B                COM              208251405      597    23281 SH       SOLE                    23281
Crescent Operating Inc.        COM              22575M100       86    30000 SH       SOLE                    30000
Duke Energy Corp.              COM              264399106      605    11517 SH       SOLE                    11517
Duke Realty Investments Inc.   COM              264411505      484    25316 SH       SOLE                    25316
E.I. Du Pont De Nemours & Co.  COM              263534109      470     8871 SH       SOLE                     8871
Eastgroup Properties           COM              277276101      547    25450 SH       SOLE                    25450
Echostar Commmunications       COM              278762109      874    11064 SH       SOLE                    11064
Enron Corp.                    COM              293561106     3811    50900 SH       SOLE                    50900
Exxon Mobil Corporation        COM              30231G102     3233    41447 SH       SOLE                    41447
First Nat'l Bank Nebraska      COM              335720108     1900     1000 SH       SOLE                     1000
Firstar Corp.                  COM              33763v109     1142    49821 SH       SOLE                    49821
Ford Motor                     COM              345370100      253     5500 SH       SOLE                     5500
Freddie Mac                    COM              313400301      389     8800 SH       SOLE                     8800
Gannett Co. Inc.               COM              364730101      598     8500 SH       SOLE                     8500
General Electric               COM              369604103     8559    54998 SH       SOLE                    54998
General Mtrs Corp.             COM              370442105      435     5256 SH       SOLE                     5256
Gillette Company               COM              375766102      388    10282 SH       SOLE                    10282
HSBC Hldg Plc Spnd ADR New     COM              404280406     1590    26100 SH       SOLE                    26100
Halliburton Co.                COM              406216101      428    10400 SH       SOLE                    10400
Hewlett-Packard Company        COM              428236103      502     3788 SH       SOLE                     3788
Honeywell Intl.                COM              438506107     1348    25583 SH       SOLE                    25583
Intel Corp.                    COM              458140100      818     6200 SH       SOLE                     6200
International Paper            COM              460146103      573    13394 SH       SOLE                    13394
Intl. Business Machines        COM              459200101     2994    25318 SH       SOLE                    25318
Johnson & Johnson              COM              478160104     6836    97310 SH       SOLE                    97310
Jones Lang LaSalle             COM              51802h105      403    26000 SH       SOLE                    26000
Kerr-McGee Corp.               COM              492386107      364     6300 SH       SOLE                     6300
Keyspan Corporation            COM              49337k106      445    16100 SH       SOLE                    16100
Kinder Morgan Energy Partners  COM              494550106      242     6100 SH       SOLE                     6100
Loral Space & Commun. Ltd      COM              G56462107      551    54069 SH       SOLE                    54069
Lucent Technologies            COM              549463107      906    14616 SH       SOLE                    14616
MCI Worldcom                   COM              55268B106     1204    26570 SH       SOLE                    26570
Manulife Financial Corp.       COM              56501r106      147    10000 SH       SOLE                    10000
Marriott Intl Inc. New CL A    COM              571903202      788    25000 SH       SOLE                    25000
MediaOne Group                 COM              58440j104      282     3486 SH       SOLE                     3486
Mellon Bank Corp.              COM              585509102      381    12800 SH       SOLE                    12800
Merck & Co.                    COM              589331107     9573   154100 SH       SOLE                   154100
Microsoft Corp.                COM              594918104      638     6000 SH       SOLE                     6000
Molex Inc. Cl A                COM              608554200      338     7627 SH       SOLE                     7627
National Australia Bank        COM              632525408      420     6500 SH       SOLE                     6500
National City Corp.            COM              635405103      949    46028 SH       SOLE                    46028
Office Depot Inc.              COM              676220106      373    32238 SH       SOLE                    32238
PepsiCo Inc.                   COM              713448108      279     8000 SH       SOLE                     8000
Quintiles Transnational        COM              748767100     1152    67500 SH       SOLE                    67500
Reuters Hldgs. Plcads.         COM              76132m102      239     2000 SH       SOLE                     2000
Royal Dutch Petroleum          COM              780257804     1572    27199 SH       SOLE                    27199
SBC Communications             COM              78387g103     2682    63677 SH       SOLE                    63677
Servicemaster Co.              COM              81760n109      344    30550 SH       SOLE                    30550
Smithline Beecham ADR 1        COM              832378301      366     5545 SH       SOLE                     5545
Sprint Corp. Fon Group         COM              852061100      667    10584 SH       SOLE                    10584
Sprint Corp. PCS Group         COM              852061506      314     4790 SH       SOLE                     4790
Sun Microsystems Inc.          COM              866810104      750     8000 SH       SOLE                     8000
Telecom Italia Spa ADR         COM              87927w106      760     5000 SH       SOLE                     5000
Texas Instruments Inc.         COM              882508104     3920    24500 SH       SOLE                    24500
The News Corporation, Ltd., Pr COM              652487802      454     9500 SH       SOLE                     9500
U S West Inc.                  COM              91273h101      260     3578 SH       SOLE                     3578
US Bancorp Del.                COM              902973106      497    22708 SH       SOLE                    22708
Unitil Corp.                   COM              913259107      798    27000 SH       SOLE                    27000
Vodafone Airtouch ADR          COM              92857T107      912    16420 SH       SOLE                    16420
Walt Disney Co.                COM              254687106     1238    30000 SH       SOLE                    30000
Wells Fargo & Co.              COM              949740104     2318    56876 SH       SOLE                    56876
Wellsford Real Properties Inc. COM              950240101      301    34700 SH       SOLE                    34700
Williams Cos Inc.              COM              969457100      804    18300 SH       SOLE                    18300
First International Bancshares                                  36    14560 SH       SOLE                    14560
First International Bancshares                                  36    14560 SH       SOLE                    14560
American Century Target 2025 F MUT              024935603      204 6974.209 SH       SOLE                 6974.209
Northeast Investors Tr         MUT              664210101      213 22713.627SH       SOLE                22713.627
Putnam Health Sciences Trust   MUT              746778109      245 3472.530 SH       SOLE                 3472.530
Schwab 1000 Fund               MUT              808517106      631 15113.928SH       SOLE                15113.928
REPORT SUMMARY                100 DATA RECORDS              147782            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED